Subsequent Events (Q2) (Details) $ in Thousands						1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 14, 2025 USD ($) shares	Aug. 12, 2025 USD ($) lender shares	Jul. 21, 2025 shares	Feb. 03, 2025 shares	Oct. 02, 2024 USD ($) shares	Aug. 14, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jul. 19, 2025 shares	Jul. 01, 2025 USD ($)
Subsequent Event [Line Items]
Conversion of preferred stock to common stock								$ 2,982
Accelerated vesting of stock-based compensation awards (in shares) | shares					203,651
Accelerated vesting of stock-based compensation awards, expense					$ 223
Convertible debentures | Convertible debt
Subsequent Event [Line Items]
Conversion of preferred stock to common stock (in shares) | shares							473,825		473,825
Debt instrument, face amount, converted							$ 2,335		$ 2,335
Debt instrument, payment premium, converted							$ 117		$ 117
Debt, interest rate							0.00%		0.00%
Term Convertible Note with related party | Convertible debt
Subsequent Event [Line Items]
Notes principal							$ 4,250		$ 4,250
Subsequent event
Subsequent Event [Line Items]
Stock issued for services (in shares) | shares				85,471		5,000
Subsequent event | Accelsius Units Warrants
Subsequent Event [Line Items]
Number of units issuable for each warrant issued upon debt conversion (in shares) | shares		0.5
Exercise price of warrants issuable upon debt conversion, percentage of price of equity funding units		120.00%
Subsequent event | Accelcius Subsidiary Equity Plan
Subsequent Event [Line Items]
Number of units available to be issued under stock-based compensation plan (in shares) | shares										4,565,000
Additional shares authorized under stock-based compensation plan (in shares) | shares			915,000
Accelerated vesting of stock-based compensation awards (in shares) | shares	46,875
Accelerated vesting of stock-based compensation awards, expense	$ 189
Subsequent event | Convertible debentures | Convertible debt
Subsequent Event [Line Items]
Conversion of preferred stock to common stock (in shares) | shares						471,812
Conversion of preferred stock to common stock						$ 2,500
Debt instrument, face amount, converted						2,381
Debt instrument, payment premium, converted						$ 119
Subsequent event | Term Convertible Note with related party | Convertible debt
Subsequent Event [Line Items]
Notes principal											$ 5,000
Subsequent event | Unsecured convertible promissory notes | Convertible debt
Subsequent Event [Line Items]
Notes principal		$ 2,100
Debt, number of parties | lender		2
Debt, interest rate		6.50%
Debt instrument, term after which repayable on demand		2 years
Debt, conversion price basis, minimum funding amount		$ 5,000
Debt, conversion price, percentage of funding round price		80.00%